21. Direct taxes, charges and contributions payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Direct taxes charges and contributions payable [line items]
Direct taxes, charges and contributions payable		R$ 508,615	R$ 542,213
Current portion		(296,305)	(332,333)
Non-current portion		212,310	209,880
PIS/COFINS [Member]
Direct taxes charges and contributions payable [line items]
Direct taxes, charges and contributions payable		130,327	76,072
Income Tax (IR) And Social Contribution (CS) [Member]
Direct taxes charges and contributions payable [line items]
Direct taxes, charges and contributions payable		346,097	372,467
Others [Member]
Direct taxes charges and contributions payable [line items]
Direct taxes, charges and contributions payable	[1]	R$ 32,191	R$ 93,674

[1]	The composition of this account refers mainly to the subsidiary's adherence to the Tax Recovery Program - REFIS, as of 2009. For installment payment of debts due on federal taxes (PIS, COFINS, IR and CSLL) whose final maturity will be on October 31, 2024.